Consolidated Statements of Changes in Equity (Deficit) (USD $) In Thousands	Total	Predecessor [Member]	Common Stock [Member]	Common Stock [Member] Predecessor [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Predecessor [Member]	Retained Earnings [Member]	Retained Earnings [Member] Predecessor [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Predecessor [Member]	Non-controlling Interest [Member]	Non-controlling Interest [Member] Predecessor [Member]
Beginning Balance at Dec. 31, 2010		$ (169,207)		$ 1		$ 3,058		$ (166,436)		$ 1,333		$ (7,163)
Net (loss) income		(62,405)						(68,546)				6,141
Change in fair value of interest rate swap agreement		563								563
Foreign currency translation adjustment		(1,734)								(1,734)
Equity contributions to Solar		5,224										5,224
Stock-based compensation		780				498						282
Issuance of Series D preferred stock and warrants, net of issuance costs and amount allocated to liability		43,280				43,280
Ending Balance at Dec. 31, 2011		(183,499)		1		46,836		(234,982)		162		4,484
Net (loss) income		(154,836)						(153,517)				(1,319)
Change in fair value of interest rate swap agreement		318								318
Foreign currency translation adjustment		708								708
Stock-based compensation		2,371				1,780						591
Issuance of Series D preferred stock and warrants, net of issuance costs and amount allocated to liability		4,454				4,454
Change in fair value of warrant		1,047				1,047
Solar share issuance		14,193										14,193
Cash dividends paid		(80)										(80)
Elimination of the predecessor equity structure and non-controlling interests	315,324		(1)		(54,117)		388,499		(1,188)		(17,869)
Investment by Parent	708,453				708,453
Ending Balance at Nov. 16, 2012	708,453	(315,324)		1	708,453	54,117		(388,499)		1,188		17,869
Net (loss) income	(30,102)						(30,102)
Foreign currency translation adjustment	928								928
Ending Balance at Dec. 31, 2012	679,279				708,453		(30,102)		928
Net (loss) income	(124,513)						(124,513)
Foreign currency translation adjustment	(8,558)								(8,558)
Stock-based compensation	1,956				1,956
Net worth adjustment	2,079				2,079
Cash dividends paid	(60,000)				(60,000)
Ending Balance at Dec. 31, 2013	$ 490,243				$ 652,488		$ (154,615)		$ (7,630)